Intangible Assets - Aggregate Amortization Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 159	$ 176	$ 168
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	45	49	45
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	15	18	22
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	10	9	10
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 89	$ 100	$ 91